UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2009

This Form N-Q pertains only to the following series of the Registrant: MFS Lifetime Retirement Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund and MFS Lifetime 2040 Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Lifetime® Retirement Income Fund

1/31/09
Quarterly portfolio holdings

SSW
S
NNE

MFS INVESTMENT MANAGEMENT

MFS Lifetime Retirement Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09

Issuer	Shares/Par	Value ($)
Mutual Funds – 99.9%
MFS Floating Rate High Income Fund - Class I	288,350	$1,894,460
MFS Government Securities Fund - Class I	185,046	1,837,504
MFS Inflation-Adjusted Bond Fund - Class I	193,573	1,840,876
MFS Limited Maturity Fund - Class I	635,111	3,683,645
MFS Money Market Fund	1,836,696	1,836,696
MFS Research Bond Fund - Class I	417,628	3,687,657
MFS Research Fund - Class I	113,641	1,798,939
MFS Value Fund - Class I	112,007	1,794,351

Total Mutual Funds		$18,374,128

Repurchase Agreements – 0.3%
Merrill Lynch & Co., 0.28%, dated 1/30/09, due 2/2/09, total to be received $50,001 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $51,001 in a jointly traded account)	$50,000	$50,000

Total Investments (Identified Cost, $20,802,873)		$18,424,128

Other Assets, Less Liabilities – (0.2)%		(29,057)

Net Assets – 100.0%		$18,395,071

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Lifetime Retirement Income Fund

Supplemental Information (Unaudited) 1/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of January 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$18,374,128	$50,000	$—	$18,424,128
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$20,948,328

Gross unrealized appreciation	$79,690
Gross unrealized depreciation	(2,603,890)

Net unrealized appreciation (depreciation)	$(2,524,200)

The aggregate cost above includes prior fiscal year end tax adjustments.

2

MFS Lifetime Retirement Income Fund

Supplemental Information (Unaudited) 1/31/09

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the nine months ended January 31, 2009, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Floating Rate High Income Fund	203,790	123,082	(38,522)	288,350
MFS Government Securities Fund	189,094	34,059	(38,107)	185,046
MFS Inflation-Adjusted Bond Fund	178,359	44,677	(29,463)	193,573
MFS Limited Maturity Fund	586,253	147,899	(99,041)	635,111
MFS Money Market Fund	1,832,619	375,247	(371,170)	1,836,696
MFS Research Bond Fund	376,036	99,830	(58,238)	417,628
MFS Research Fund	70,143	69,632	(26,134)	113,641
MFS Value Fund	72,304	68,080	(28,377)	112,007

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Floating Rate High Income Fund	$(98,395)	$—	$92,682	$1,894,460
MFS Government Securities Fund	8,060	—	62,765	1,837,504
MFS Inflation-Adjusted Bond Fund	3,186	—	63,067	1,840,876
MFS Limited Maturity Fund	(38,970)	—	136,610	3,683,645
MFS Money Market Fund	—	—	25,406	1,836,696
MFS Research Bond Fund	(46,228)	—	165,331	3,687,657
MFS Research Fund	(179,281)	—	24,406	1,798,939
MFS Value Fund	(241,271)	—	26,281	1,794,351

	$(592,899)	$—	$596,548	$18,374,128

3

MFS® Lifetime® 2010 Fund

1/31/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Lifetime 2010 Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09

Issuer	Shares/Par	Value ($)
Mutual Funds – 99.9%
MFS Core Growth Fund - Class I	36,834	$456,006
MFS Floating Rate High Income Fund - Class I	285,952	1,878,703
MFS Government Securities Fund - Class I	278,712	2,767,612
MFS Inflation-Adjusted Bond Fund - Class I	192,582	1,831,453
MFS Limited Maturity Fund - Class I	958,419	5,558,830
MFS Money Market Fund	2,768,905	2,768,905
MFS Research Bond Fund - Class I	630,184	5,564,525
MFS Research Fund - Class I	196,534	3,111,133
MFS Research International Fund - Class I	45,360	444,984
MFS Value Fund - Class I	192,880	3,089,935

Total Mutual Funds		$27,472,086

Other Assets, Less Liabilities – 0.1%		27,263

Net Assets – 100.0%		$27,499,349

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Lifetime 2010 Fund

Supplemental Information (Unaudited) 01/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of January 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$27,472,086	$—	$—	$27,472,086
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$32,577,434

Gross unrealized appreciation	$109,692
Gross unrealized depreciation	(5,215,040)

Net unrealized appreciation (depreciation)	$(5,105,348)

The aggregate cost above includes prior fiscal year end tax adjustments.

2

MFS Lifetime 2010 Bond Fund

Supplemental Information (Unaudited) 01/31/09 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the nine months ended January 31, 2009, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Core Growth Fund	35,428	10,860	(9,454)	36,834
MFS Floating Rate High Income Fund	173,851	148,429	(36,328)	285,952
MFS Government Securities Fund	312,050	65,149	(98,487)	278,712
MFS Inflation-Adjusted Bond Fund	152,225	69,081	(28,724)	192,582
MFS Limited Maturity Fund	969,051	226,213	(236,845)	958,419
MFS Money Market Fund	3,033,129	556,400	(820,624)	2,768,905
MFS Research Bond Fund	620,272	163,465	(153,553)	630,184
MFS Research Fund	144,365	82,776	(30,607)	196,534
MFS Research International Fund	37,589	20,516	(12,745)	45,360
MFS Value Fund	148,932	76,671	(32,723)	192,880

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(38,299)	$38,388	$408	$456,006
MFS Floating Rate High Income Fund	(83,976)	—	88,404	1,878,703
MFS Government Securities Fund	20,535	—	102,467	2,767,612
MFS Inflation-Adjusted Bond Fund	12,831	—	60,111	1,831,453
MFS Limited Maturity Fund	(70,717)	—	221,970	5,558,830
MFS Money Market Fund	(723,191)	—	35,843	2,768,905
MFS Research Bond Fund	(90,349)	—	267,050	5,564,525
MFS Research Fund	16,868	—	42,023	3,111,133
MFS Research International Fund	(87,432)	9,711	11,369	444,984
MFS Value Fund	(210,883)	—	56,883	3,089,935

	$(1,254,613)	$48,099	$886,528	$27,472,086

3

MFS® Lifetime® 2020 Fund

1/31/09
Quarterly portfolio holdings

SSW
S
NNE

MFS
INVESTMENT MANAGEMENT

MFS Lifetime 2020 Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09

Issuer	Shares/Par	Value ($)
Mutual Funds – 100.1%
MFS Core Growth Fund - Class I	579,920	$7,179,412
MFS Government Securities Fund - Class I	526,198	5,225,149
MFS High Income Fund - Class I	1,314,332	3,272,686
MFS International New Discovery Fund - Class I	89,485	1,041,604
MFS Mid Cap Growth Fund - Class I (a)	839,195	4,103,666
MFS Mid Cap Value Fund - Class I	575,049	4,048,344
MFS Money Market Fund	2,076,845	2,076,845
MFS Research Bond Fund - Class I	1,195,424	10,555,591
MFS Research Fund - Class I	508,861	8,055,273
MFS Research International Fund - Class I	707,269	6,938,305
MFS Value Fund - Class I	563,900	9,033,683

Total Mutual Funds		$61,530,558

Other Assets, Less Liabilities – (0.1)%		(50,470)

Net Assets – 100.0%		$61,480,088

(a)	Non-income producing security.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Lifetime 2020 Fund

Supplemental Information (Unaudited) 01/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of January 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$61,530,558	$—	$—	$61,530,558
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$89,687,178

Gross unrealized appreciation	$196,953
Gross unrealized depreciation	(28,553,573)

Net unrealized appreciation (depreciation)	$(28,356,620)

The aggregate cost above includes prior fiscal year end tax adjustments.

2

MFS Lifetime 2020 Fund

Supplemental Information (Unaudited) 01/31/09 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the nine months ended January 31, 2009, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Core Growth Fund	$457,330	$163,863	$(41,273)	$579,920
MFS Government Securities Fund	595,953	168,349	(238,104)	526,198
MFS High Income Fund	1,065,664	483,401	(234,733)	1,314,332
MFS International New Discovery Fund	76,875	25,972	(13,362)	89,485
MFS Mid Cap Growth Fund	567,238	320,745	(48,788)	839,195
MFS Mid Cap Value Fund	445,651	172,105	(42,707)	575,049
MFS Money Market Fund	1,968,222	683,263	(574,640)	2,076,845
MFS Research Bond Fund	1,185,579	364,113	(354,268)	1,195,424
MFS Research Fund	367,469	161,478	(20,086)	508,861
MFS Research International Fund	487,213	268,933	(48,877)	707,269
MFS Value Fund	451,649	143,674	(31,423)	563,900

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(128,437)	$494,886	$6,495	$7,179,412
MFS Government Securities Fund	50,572	—	200,688	5,225,149
MFS High Income Fund	(219,948)	—	246,521	3,272,686
MFS International New Discovery Fund	(181,214)	82,334	27,935	1,041,604
MFS Mid Cap Growth Fund	(81,132)	—	—	4,103,666
MFS Mid Cap Value Fund	(209,978)	—	77,543	4,048,344
MFS Money Market Fund	—	—	25,642	2,076,845
MFS Research Bond Fund	(243,567)	—	509,882	10,555,591
MFS Research Fund	(51,916)	—	105,965	8,055,273
MFS Research International Fund	(353,303)	142,701	167,080	6,938,305
MFS Value Fund	(206,997)	—	170,835	9,033,683

	$(1,625,920)	$719,921	$1,538,586	$61,530,558

3

MFS® Lifetime® 2030 Fund

1/31/09
Quarterly portfolio holdings

SSW
S

MFS
INVESTMENT MANAGEMENT

MFS Lifetime 2030 Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09

Issuer	Shares/Par	Value ($)
Mutual Funds – 99.8%
MFS Core Growth Fund - Class I	537,420	$6,653,256
MFS Government Securities Fund - Class I	62,269	618,333
MFS High Income Fund - Class I	259,541	646,256
MFS International New Discovery Fund - Class I	257,313	2,995,118
MFS Mid Cap Growth Fund - Class I (a)	988,595	4,834,228
MFS Mid Cap Value Fund - Class I	673,617	4,742,263
MFS New Discovery Fund - Class I	112,898	1,246,398
MFS Research Bond Fund - Class I	141,899	1,252,967
MFS Research Fund - Class I	226,624	3,587,456
MFS Research International Fund - Class I	420,872	4,128,757
MFS Value Fund - Class I	334,150	5,353,082

Total Mutual Funds		$36,058,114

Repurchase Agreements – 0.1%
Merrill Lynch & Co., 0.15%, dated 1/30/09, due 2/2/09, total to be received
$32,001 (secured by U.S. Treasury and Federal Agency obligations and Mortgage
Backed securities valued at $32,640 in a jointly traded account)	$32,000	$32,000

Total Investments		$36,090,114

Other Assets, Less Liabilities – 0.1%		18,577

Net Assets – 100.0%		$36,108,691

(a)	Non-income producing security.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Lifetime 2030 Fund

Supplemental Information (Unaudited) 01/31/09 - continued

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of January 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$36,058,114	$32,000	$—	$36,090,114
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$59,710,605

Gross unrealized appreciation	$—
Gross unrealized depreciation	(23,620,491)

Net unrealized appreciation (depreciation)	$(23,620,491)

The aggregate cost above includes prior fiscal year end tax adjustments.

2

MFS Lifetime 2030 Fund

Supplemental Information (Unaudited) 01/31/09 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the nine months ended January 31, 2009, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Core Growth Fund	465,450	141,729	(69,759)	537,420
MFS Government Securities Fund	68,461	26,717	(32,909)	62,269
MFS High Income Fund	186,139	109,490	(36,088)	259,541
MFS International New Discovery Fund	185,197	94,486	(22,370)	257,313
MFS Mid Cap Growth Fund	706,715	358,542	(76,662)	988,595
MFS Mid Cap Value Fund	556,148	184,469	(67,000)	673,617
MFS New Discovery Fund	100,399	30,275	(17,776)	112,898
MFS Research Bond Fund	136,376	59,272	(53,749)	141,899
MFS Research Fund	197,422	50,968	(21,766)	226,624
MFS Research International Fund	298,280	154,205	(31,613)	420,872
MFS Value Fund	305,332	68,439	(39,621)	334,150

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(269,730)	$503,673	$5,843	$6,653,256
MFS Government Securities Fund	6,524	—	23,017	618,333
MFS High Income Fund	(30,915)	—	44,603	646,256
MFS International New Discovery Fund	(241,176)	215,800	73,218	2,995,118
MFS Mid Cap Growth Fund	(77,524)	—	—	4,834,228
MFS Mid Cap Value Fund	(258,110)	—	88,397	4,742,263
MFS New Discovery Fund	(78,804)	—	—	1,246,398
MFS Research Bond Fund	(42,627)	—	59,138	1,252,967
MFS Research Fund	(63,807)	—	46,232	3,587,456
MFS Research International Fund	(159,946)	80,637	94,413	4,128,757
MFS Value Fund	(275,007)	—	104,382	5,353,082

	$(1,491,122)	$800,110	$539,243	$36,058,114

3

MFS® Lifetime® 2040 Fund

1/31/09
Quarterly portfolio holdings

SSW
S
NNE

M F S®
INVESTMENT MANAGEMENT

MFS Lifetime 2040 Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09

Issuer	Shares/Par	Value ($)
Mutual Funds – 99.8%
MFS Core Growth Fund - Class I	359,862	$4,455,097
MFS International New Discovery Fund - Class I	191,839	2,233,005
MFS Mid Cap Growth Fund - Class I (a)	681,406	3,332,073
MFS Mid Cap Value Fund - Class I	466,250	3,282,402
MFS New Discovery Fund - Class I	99,752	1,101,257
MFS Research Fund - Class I	139,442	2,207,367
MFS Research International Fund - Class I	225,826	2,215,352
MFS Value Fund - Class I	205,999	3,300,098

Total Mutual Funds		$22,126,651

Repurchase Agreements – 0.1%
Merrill Lynch & Co., 0.28%, dated 1/30/09, due 2/02/09, total to be received
$10,000.23 (secured by U.S. Treasury and Federal Agency obligations and
Mortgage Backed securities valued at $10,200 in a jointly traded account)	$10,000	$10,000

Total Investments		$22,136,651

Other Assets, Less Liabilities – 0.1%		24,399

Net Assets – 100.0%		$22,161,050

(a)	Non-income producing security.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Lifetime 2040 Fund

Supplemental Information (Unaudited) 1/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of January, 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$22,126,651	$10,000	$—	$22,136,651
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$36,741,416

Gross unrealized appreciation	$—
Gross unrealized depreciation	14,604,765

Net unrealized appreciation (depreciation)	$14,604,765

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS Lifetime 2040 Fund

Supplemental Information (Unaudited) 1/31/09 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the nine months ended January 31, 2009, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Core Growth Fund	270,982	122,313	(33,433)	359,862
MFS International New Discovery Fund	115,963	85,882	(10,006)	191,839
MFS Mid Cap Growth Fund	421,304	308,768	(48,666)	681,406
MFS Mid Cap Value Fund	331,492	167,890	(33,132)	466,250
MFS New Discovery Fund	75,152	34,859	(10,259)	99,752
MFS Research Fund	107,557	41,892	(10,007)	139,442
MFS Research International Fund	144,333	93,130	(11,637)	225,826
MFS Value Fund	166,295	56,658	(16,954)	205,999

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(118,392)	$293,235	$3,844	$4,455,097
MFS International New Discovery Fund	(96,161)	154,979	52,582	2,233,005
MFS Mid Cap Growth Fund	(75,308)	—	—	3,332,073
MFS Mid Cap Value Fund	(134,770)	—	60,467	3,282,402
MFS New Discovery Fund	(48,134)	—	—	1,101,257
MFS Research Fund	(30,902)	—	28,406	2,207,367
MFS Research International Fund	(52,345)	41,930	49,094	2,215,352
MFS Value Fund	(114,759)	—	60,834	3,300,098

	$(670,771)	$490,144	$255,227	$22,126,651

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XII

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: March 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: March 18, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 18, 2009

*	Print name and title of each signing officer under his or her signature.